Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2012
Allowance for Loan Losses [Abstract]
Schedule of Impairment on the allowance for loan losses, by class of loans

2012	Commercial and other	Commercial Real Estate	Consumer Real Estate	Consumer	Total
Allowance for Loan Losses:
Beginning Balance	$179	$2,082	$193	$50	$2,504
Charge-offs	-	(87)	-	(9)	(96)
Recoveries	-	15	-	6	21
Provision	-	(248)	-	-	(248)

Ending Balance	$179	$1,762	$193	$47	$2,181

Loans individually evaluated for impairment	$23	$619	$-	$-	$642
Loans collectively evaluated for impairment	156	1,143	193	47	1,539

Ending Balance	$179	$1,762	$193	$47	$2,181

2011	Commercial and other	Commercial Real Estate	Consumer Real Estate	Consumer	Total
Allowance for Loan Losses:
Beginning Balance	$212	$1,511	$272	$64	$2,059
Charge-offs	(8)	(156)	(28)	(19)	(211)
Recoveries	2	45	-	9	56
Provision	(27)	682	(51)	(4)	600

Ending Balance	$179	$2082	$193	$50	$2,504

Loans individually evaluated for impairment	$7	$829	$-	$-	$836
Loans collectively evaluated for impairment	172	1,253	193	50	1,668

Ending Balance	$179	$2,082	$193	$50	$2,504

2010	Commercial and other	Commercial Real Estate	Consumer Real Estate	Consumer	Total
Allowance for Loan Losses:
Beginning Balance	$203	$1,345	$267	$79	$1,894
Charge-offs	(14)	-	-	(51)	(65)
Recoveries	-	-	-	10	10
Provision	23	166	5	26	220

Ending Balance	$212	$1511	$272	$64	$2,059

Loans individually evaluated for impairment	$-	$256	$-	$-	$256
Loans collectively evaluated for impairment	212	1,255	272	64	1,803

Ending Balance	$212	$1,511	$272	$64	$2,059

Schedule of loans which are individually evaluated for impairment, by class of loans

2012	Commercial and Other	Commercial Real Estate	Consumer Real Estate	Consumer	Unearned Discounts	Total
Loans individually evaluated	$31	$3,115	$226	$-	$-	$3,372
Loans collectively evaluated	15,572	47,035	28,409	5,231	(122)	96,125

Ending Balance	$15,603	$50,150	$28,635	$5,231	$(122)	$99,497

2011
Loans individually evaluated	$46	$3,533	$312	$-	$-	$3,891
Loans collectively evaluated	15,892	52,835	29,840	7,090	(119)	105,538

Ending Balance	$15,938	$56,368	$30,152	$7,090	$(119)	$109,429